Other Transactions with Related Parties - Transaction with Fiat (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Interest expense on financial resources provided by Fiat	$ 441	$ 440	$ 635
Fiat [Member]
Related Party Transaction [Line Items]
Sales of vehicles, parts and services provided to Fiat	2,173	2,689	2,162
Purchases of vehicles, parts, services and tooling from Fiat	2,444	1,504	800
Amounts recognized in Property, Plant and Equipment, Net and Other Intangible Assets, Net	327	236	116
Reimbursements to Fiat recognized	93	45	25
Reimbursements from Fiat recognized	33	51	78
Royalty income from Fiat	8
Royalty fees incurred for intellectual property contributed by Fiat	2	3	2
Interest income on financial resources provided to Fiat	2	2
Interest expense on financial resources provided by Fiat	$ 8